Costs (Details Textual) € in Thousands			12 Months Ended
	Apr. 13, 2018	Apr. 13, 2017	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure Of Operating Expenses [Line Items]
Total Purchases Services And Other Costs			€ 55,622,000	€ 51,548,000	€ 43,278,000
Research and Development Expense			197,000	185,000	161,000
Minimum operating lease payments recognised as expense			872,000	1,022,000	566,000
Provisions For Redundancy Incentives			37,000	18,000	47,000
Post-employment benefit expense, defined contribution plans			95,000	90,000	83,000
Directors' remuneration expense			9,600	14,500	7,100
Statutory auditors remuneration expense			604	760	738
Contingent rents recognised as expense				0
Minimum finance lease payments payable				0
Share Based Payment Arrangement Vesting Term		three-year
Long-Term Monetary Incentive Plan 2017 – 2019 [Member]
Disclosure Of Operating Expenses [Line Items]
Description of share-based payment arrangement		0% and 180%
Payroll and related costs [Member]
Disclosure Of Operating Expenses [Line Items]
Description of share-based payment arrangement		50%
Description of vesting requirements for share-based payment arrangement		The number of shares that will be granted at the end of the vesting period is conditioned on a 50-50 basis to actual results of two performance parameters against preset targets: (i) a market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni’s competitors (“Peers Group”)1 and the TSR of their corresponding stock exchange market2; (ii) growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group.
Sharebased payment arrangement vesting range		0% and 180%
Number of other equity instruments granted in share-based payment arrangement	1,517,975	1,719,061
Weighted average exercise price of share options granted in share-based payment arrangement			11,730	7,990
Weighted average share price, share options granted			€ 14,246	€ 13,810
Expected dividend as percentage, share options granted		5.80%
Expected volatility, share options granted			20.00%	25.00%
Expense from share-based payment transactions with employees			€ 5,100	€ 400
Explanation of determination of fair value of goods or services received or fair value of equity instruments granted on share-based payments		The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (the stochastic method for the market condition of the plan and the Black-Scholes model for the component related to the NPV of the reserves) taking into account the fair value of the Eni share at the grant date (€13.81 per share), reduced by dividends expected along the vesting period (5.79% of the share price determined considering the dividends announced in the 12 months before the award), the volatility of the stock (25.12%), the forecasts for the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.
Exploration And Production Segment Total [Member] | Geological and geophysical expenses [Member]
Disclosure Of Operating Expenses [Line Items]
Total Purchases Services And Other Costs			287,000	273,000	204,000
Exploration Production Segment [Member]
Disclosure Of Operating Expenses [Line Items]
Royalty Expense			€ 1,043,000	€ 674,000	€ 572,000